Goodwill and Intangibles Goodwill and Intangilbes 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jun. 30, 2012 Y
Acquired Finite-Lived Intangible Assets [Line Items]
Purchase Price Allocation	$ 8,515
Weighted-Average Life (in years)	14
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Purchase Price Allocation	7,810
Weighted-Average Life (in years)	15
Trade names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Purchase Price Allocation	270
Weighted-Average Life (in years)	2
Non-competition agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Purchase Price Allocation	$ 435
Weighted-Average Life (in years)	2